Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 31,294,902	$ 36,901,720
Allowance for credit loss	(7,989,047)	(7,909,571)	$ (7,831,776)	$ (8,016,322)
Accounts receivable, net	$ 23,305,855	$ 28,992,149